Note 12 - Derivative Instruments (Details Textual) - Interest rate swap contract [member] - CAD ($)	Jan. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Notional amount	$ 20,400,000	$ 20,800,000
Financial assets qualified for hedge accounting	20,400,000	20,800,000
Hedged item, assets	20,300,000
Reserve of cash flow hedges	87,000
Other assets [member]
Statement Line Items [Line Items]
Total financial assets	$ 587,000	$ 1,500,000